Income tax and social contribuition (Tables)	12 Months Ended
Dec. 31, 2025
Income tax and social contribution [Abstract]
Reconciliation of the deferred income tax and social contribution

a)       Reconciliation of the deferred income tax and social contribution

	Tax losses	Tax credit	Technological innovation (i)	Other temporary differences assets (ii)	Other temporary differences liability (iii)	Total
Deferred tax
On December 31, 2023	54,236	(4,496)	(729,868)	484,744	(1,537,847)	(1,733,231)
Included in the statement of income	(33,664)	(2,248)	(131,503)	(48,690)	192,147	(23,958)
Included in OCI (iv)	—	—	—	44,442	—	44,442
Other	21,464	—	(2,040)	(1,253)	86	18,257
On December 31, 2024	42,036	(6,744)	(863,411)	479,243	(1,345,614)	(1,694,490)
Included in the statement of income	(32,440)	(2,690)	(168,116)	193,547	(66,943)	(76,642)
Included in OCI (iv)	—	—	—	62,110	—	62,110
Other	—	—	—	2,363	—	2,363
On December 31, 2025	9,596	(9,434)	(1,031,527)	737,263	(1,412,557)	(1,706,659)
Deferred tax asset						86,979
Deferred tax liability						1,793,638

(i)        Refers to the benefit granted by the Technological Innovation Law (Lei do Bem), which reduces the tax charges on the capitalized amount intangible assets.

(ii)      The main other assets temporary difference refers to expected credit losses (Note 10) and taxes and contributions (Note 20).

(iii)     The main other liability temporary difference refers to gain on the ownership of FIDC quotas, that will be realized only in the redemption of such quotas.

(iv)     The amount refers mainly to the tax on accounts receivable mark-to-market, more details in note 9.

Reconciliation of the income tax and social contribution expense	The following is a reconciliation of the difference between the actual income tax and social contribution expense and the expense computed by applying the Brazilian federal statutory rate during years ended December 31, 2025, 2024 and 2023.
	For the year ended December 31,
	2025	2024	2023
Profit for the year before taxes	2,549,424	2,379,929	2,017,107
Statutory rate	34%	34%	34%
Expected income tax and social contribution	(866,804)	(809,176)	(685,816)
Income tax and social contribution effect on:
Permanent additions (exclusions)
Gifts	(5,072)	(4,476)	(1,826)
R&D and technological innovation benefit - Law 11,196/05 (i)	311,203	311,666	193,405
Taxation of income abroad (ii)	243,870	175,060	123,594
Recorded (unrecorded) deferred taxes	251	19,777	(9,449)
Complimentary Law No. 224/2025 (iii)	(142,305)	—	—
Other additions (exclusions)	27,795	43,588	16,669
Income tax and social contribution expense	(431,062)	(263,561)	(363,423)
Effective rate	17%	11%	18%
Income tax and social contribution - current	(354,272)	(261,211)	(101,846)
Income tax and social contribution - deferred	(76,790)	(2,350)	(261,577)

(i)        Refers to the benefit granted by the Technological Innovation Law (Lei do Bem), which reduces the income tax charges, based on the amount invested by the PagSeguro Group on specific intangible assets, see note 12.

(ii)      Some entities and investment funds adopt different taxation regimes according to the applicable rules in their jurisdictions, which differs from the Brazilian tax rate of 34% applied for the purpose of this note.

(iii)     The amount refers to the increase in the tax rates of CSLL related to Complimentary Law No. 224/2025.